Impairment of assets	9 Months Ended
Mar. 31, 2025
Disclosure Of Impairment Of Assets [Abstract]
Impairment of assets
Note 14. Impairment of assets

	Three months ended	Three months ended	Nine months ended	Nine months ended
	31 Mar 2025	31 Mar 2024	31 Mar 2025	31 Mar 2024
	US$'000	US$'000	US$'000	US$'000
Impairment of assets subsequently classified as held for sale	-	-	6,836	-
Impairment of revaluation of assets classified as held for sale	95	-	2,676	-
Impairment of mining hardware	-	-	106	-
Total impairment expense	95	-	9,618	-

On 1 September 2024, the Group classified the majority of its S19jPro mining hardware as held for sale in accordance with IFRS 5 Non-current Assets Held for Sale, resulting in an impairment of $6,836,000 representing the difference between their fair value and the carrying amount of the hardware on that date. Subsequently, a further impairment loss of 2,676,000 was recognized to adjust the carrying value of the miners to their estimated fair value less costs to sell as at 31 March 2025.

	Three months ended	Three months ended	Nine months ended	Nine months ended
	31 Mar 2025	31 Mar 2024	31 Mar 2025	31 Mar 2024
	US$'000	US$'000	US$'000	US$'000
Reversal of impairment	-	-	516	108
On 1 December 2024, the Group reassessed the fair value of the remaining miners classified as held for sale, to reflect improved market conditions. In accordance with IFRS 5, the revaluation resulted in a reversal of impairment of $516,000. The reversal of impairment was recognized in profit or loss during the nine months ended 31 March 2025.